CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 90,431,392	$ 102,278,832	$ 15,729,001
Short-term investments, net	40,051,450	75,070,642
Total current assets	473,744,538	547,052,704
Non-current assets
Mining machines, net	242,806,713
Total non-current assets	344,035,161	107,690,322
TOTAL ASSETS	817,779,699	654,743,026
Current liabilities
Other current liabilities	80,043	2,451
Total current liabilities	257,365,911	114,333,238
Total non-current liabilities	6,546,890	7,590,336
Total liabilities	263,912,801	121,923,574
Shareholders' equity
Additional paid-in capital	728,564,614	741,318,327
Accumulated other comprehensive income	(49,574,973)	(38,866,587)
Accumulated deficit	(13,585,217)	(55,237,528)
Total shareholders' equity	553,866,898	532,819,452
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	817,779,699	654,743,026
Class A ordinary shares
Shareholders' equity
Ordinary shares	22,206	22,983
Class B ordinary shares
Shareholders' equity
Ordinary shares	7,298	7,298
Parent Company
Current assets
Cash and cash equivalents	84,699,267	95,970,807
Short-term investments, net	40,051,450	51,589,440
Other current assets	1,892,087	53,378
Total current assets	212,195,527	207,316,529
Non-current assets
Mining machines, net	242,806,713
Investments in subsidiaries	(3,290,339)	7,083,378
Contractual interest in the VIEs and VIEs' subsidiaries	406,829,169	368,558,513
Total non-current assets	646,345,543	375,641,891
TOTAL ASSETS	858,541,070	582,958,420
Current liabilities
Other current liabilities	176,645,575	50,138,967
Total current liabilities	304,674,171	50,138,967
Other non-current liabilities	1	1
Total non-current liabilities	1	1
Total liabilities	304,674,172	50,138,968
Shareholders' equity
Treasury shares	(111,567,030)	(114,425,041)
Additional paid-in capital	728,564,614	741,318,327
Accumulated other comprehensive income	(49,574,973)	(38,866,587)
Accumulated deficit	(13,585,217)	(55,237,528)
Total shareholders' equity	553,866,898	532,819,452
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	858,541,070	582,958,420
Parent Company | Subsidiaries
Current assets
Short-term amounts due from subsidiaries (other than WFOE)	85,552,723	59,702,904
Current liabilities
Other current liabilities	128,028,596
Parent Company | Class A ordinary shares
Shareholders' equity
Ordinary shares	22,206	22,983
Parent Company | Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 7,298	$ 7,298